UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2018

Item 1. Reports to Stockholders.

Annual Report
March 31, 2018

AlphaClone Alternative Alpha ETF
Ticker: ALFA

AlphaClone International ETF
Ticker: ALFI

AlphaClone ETFs

AlphaClone Alternative Alpha ETF

Dear ALFA Shareholders,

I would like to start by thanking you for your investment in the AlphaClone Alternative Alpha ETF (“ALFA” or the “Fund”).  This is the Annual Report to Shareholders that covers the period April 1, 2017 through March 31, 2018.

For the fiscal year ended March 31, 2018, the ALFA market price return was 14.34% and its NAV return was 14.29%.  During the same time period, the S&P 500 Index, a broad market index, had a total return of 13.99%.  Since the Fund’s inception on May 30, 2012 to March 31, 2018, the Fund’s total NAV return was 10.14% annualized vs. a total return of 15.11% annualized for the S&P 500 Index.

On December 27, 2017, the Fund began tracking the AlphaClone Hedge Fund Masters Index (the “Index”). The new Index no longer includes a downside hedge component. The Index which underlies the Fund is designed to favor investments by hedge fund and institutional investors based on the efficacy of replicating their publicly disclosed positions and selecting the high conviction equities from those managers with the highest rankings.

The Fund’s largest positive contributor to return was Loxo Oncology, Inc. (LOXO US), adding 1.61% to the Fund, gaining 143.19% with an average weight of 1.40%. The second largest contributor to return was Beigene, Ltd. – ADR (BGNE US), which added 1.42% to the fund, gaining 68.91% with an average weight of 0.49%. The third best contributor to return to the Fund was Shutterfly, Inc. (SFLY US), which added 1.25%, gaining 57.46% with an average weight of 0.50%.

The Fund’s largest negative contributor to return was Wave Life Sciences, Ltd. (WVE US), which detracted 0.94%, declining 48.75% with an average weight of 0.52%. The second largest negative contributor was Sientra, Inc. (SIEN US), detracting 0.88%, declining 35.13% with an average weight of 0.31%. The third largest negative contributor to the Fund was eHealth, Inc. (EHTH US), which detracted 0.81% from the return of the Fund, declining 37.40% with an average weight of 0.78%.

The Fund’s biggest winner was Loxo Oncology, Inc. (LOXO US) returning 143.19%; as well as ANGI Homeservices, Inc. – A (ANGI US) returning 113.51%. The third best performing security was XPO Logistics, Inc. (XPO US), returning 74.15%.  The Fund’s biggest loser for the year was Wave Life Sciences, LTD. (WVE US) returning a negative 48.75% and Tesaro, Inc. (TSRO US) returning a negative 48.21%. The third worst performer for the year came from Revlon, Inc. – Class A (REV US) returning a negative 39.14%.

Thank you again for the confidence you have placed in us and for the opportunity to manage your assets in the Fund.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts

AlphaClone Alternative Alpha ETF

Must be preceded or accompanied by a prospectus.

Past performance is not a guarantee of future results.

Investments involve risk. Principal loss is possible. The AlphaClone Alternative Alpha ETF has the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income. The performance of the Fund may diverge from that of the Index. Because the Fund employs a representative sampling strategy and may also invest up to 20% of its assets in securities that are not included in the Index, or may overweight or underweight certain components of the Index, it may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. Outside the Index construction rules, the Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

AlphaClone, LLC (the “Index Provider”) and the Fund are in no way affiliated with the hedge funds and/or institutional investors whose public filings are utilized to derive the Index’s constituents. Public filings may not disclose all an investment manager’s positions.

AlphaClone Hedge Fund Masters Index (the “Index”) utilizes a proprietary, quantitative Clone Score methodology developed by the Fund’s Index Provider to replicate the U.S. equity securities favored as investments by hedge funds and institutional investors. The Index was established by AlphaClone in 2017 and is composed of up to 50 U.S.-listed equity securities of small, mid, or large capitalization companies and reconstituted quarterly. You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

Opinions expressed are those of the Fund manager and are subject to change, are not guaranteed and should not be considered investment advice.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The SPDR S&P 500 ETF (SPY) is a passively managed ETF that tracks the S&P 500 Index. You cannot invest directly in an index.

Exchange Traded Concepts LLC is the Adviser to AlphaClone Alternative Alpha ETF which is distributed by Quasar Distributors LLC. Quasar is not affiliated with Exchange Traded Concepts LLC or Alpha Clone, LLC.

AlphaClone International ETF

Dear ALFI Shareholders,

I would like to start by thanking you for your investment in the AlphaClone International ETF (“ALFI” or the “Fund”). This is the Annual Report to Shareholders that covers the period from April 1, 2017 through March 31, 2018 (the “Period”).

Over the Period, the Fund’s market price return was 18.55% and its NAV return was 18.73%. During the same time period, the MSCI ACWI Ex USA Index, a broad index of international stocks, had a return of 16.53%.

The index which underlies the Fund (the “Index”) is designed to favor international companies to which hedge funds and institutional investors have disclosed significant exposure through American Depositary Receipts (“ADRs”). The Index methodology, developed by AlphaClone, Inc., ranks hedge funds and institutional investors based on the efficacy of replicating their publicity disclosed positions. ADRs are selected from those managers with the highest ranking, or “Clone Score”. This approach allows the Index to continually adjust and reflect the collective sentiment of managers it tracks.

The Fund’s outperformance over the Period relative to its benchmark was primarily driven by overweight allocations to sectors that performed better than average over the Period, such as healthcare and technology and by an overweight to emerging markets relative to its benchmark.  As of March 31, 2018, the Fund was allocated 48% to emerging markets vs. a 19% allocation to emerging markets for the MSCI ACWI Ex USA index.

Fund holdings as of March 31, 2018 that represented the biggest percentage gainers include Vale SA returning 42.42%, NetEase Inc. returning 35.47% and New Oriental Education returning 29.68%. Current fund holdings as of March 31, 2018 that represented the biggest percentage losers over the Period include Grupo Televisa returning -13.86%, China Lodging Group returning -12.89% and GW Pharmaceuticals returning -10.74%.

For the period April 1, 2017 to December 26, 2017, the Index was risk managed in that it could vary between being long only and market hedged based on certain rules-driven relative price targets tied to a broad market index.  The Index’s hedge rule was not triggered during the above period and the Index remained long only.  As of December 27, 2017, the Fund changed the index which it tracks such that a hedge is no longer a part of the Index’s construction.

Thank you again for the confidence you have placed in us and for the opportunity to manage your assets in the Fund.

Sincerely,

Mazin S. Jadallah
Chief Executive Officer
AlphaClone, Inc.

AlphaClone International ETF

Must be preceded or accompanied by a prospectus.

Past performance is not a guarantee of future results.

Investments involve risk. Principal loss is possible. The AlphaClone International ETF (the “Fund”) has the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade. ETFs may trade at a premium or discount to their net asset value. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The performance of the Fund may diverge from that of the Index. Because the Fund employs a representative sampling strategy and may also invest up to 20% of its assets in securities that are not included in the Index, or may overweight or underweight certain components of the Index, it may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investing in ADRs that provide exposure to securities traded in developing or emerging markets has more risk such as increased volatility, relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of the ADRs and the value of your Fund shares. Investing in small cap companies involves additional risks such as limited liquidity and greater volatility than large companies. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. Outside the Index construction rules, the Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund. Please see the prospectus for additional risks.

AlphaClone, Inc. (“AlphaClone”) and the Fund are in no way affiliated with the hedge funds and/or institutional investors whose public filings are utilized to derive the Index’s constituents. Public filings may not disclose all an investment manager’s positions.

The AlphaClone International Index (the “Index”) represents equity ADR securities that are favored by hedge funds and institutional investors in their public disclosures. The Index is equal weighted and is reconstituted quarterly.  You cannot invest directly in an index.

The MSCI EAFE Index and the MSCI ACWI Ex USA Index are unmanaged market indexes generally considered representative of international stock markets as a whole. It is not possible to invest directly in an index.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

Opinions expressed are those of the Fund manager and are subject to change, are not guaranteed and should not be considered investment advice.

The AlphaClone International ETF is distributed by Quasar Distributors, LLC. The Fund’s investment adviser is AlphaClone , Inc. (“AlphaClone”). AlphaClone owns the index that underlies the Fund. Quasar is not affiliated with AlphaClone. The AlphaClone logo is a service mark of AlphaClone, Inc.

AlphaClone Alternative Alpha ETF

Growth of $10,000
(Unaudited)

				Since
Average Annualized Returns				Inception
Year Ending March 31, 2018	1 Year	3 Year	5 Year	5/30/12
AlphaClone Alternative Alpha ETF – NAV	14.29%	(1.37)%	7.30%	10.14%
AlphaClone Alternative Alpha ETF – Market	14.34%	(1.34)%	7.37%	10.18%
AlphaClone Hedge Fund Masters Index/
AlphaClone Hedge Fund
Downside Hedged Index(1)	18.55%	0.31%	8.61%	11.54%
S&P 500 Index	13.99%	10.78%	13.31%	15.11%

This chart illustrates the performance of a hypothetical $10,000 investment made on May 30, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestments of capital gains and dividends.

(1)
Effective December 27, 2017, the Fund’s investment objective changed to track the total return performance, before fees and expenses, of the AlphaClone Hedge Fund Masters Index. Prior to December 27, 2017, the Fund’s investment objective was to track the total return performance, before fees and expenses, of the AlphaClone Hedge Fund Downside Hedged Index. Performance shown for periods beginning December 27, 2017, is that of the AlphaClone Hedge Fund Masters Index, and performance shown for periods prior to December 27, 2017, is that of the AlphaClone Hedge Fund Downside Hedged Index.

AlphaClone International ETF

Growth of $10,000
(Unaudited)

		Since
Average Annualized Returns		Inception
Year Ending March 31, 2018	1 Year	11/9/15
AlphaClone International ETF – NAV	18.73%	10.39%
AlphaClone International ETF – Market	18.55%	10.47%
AlphaClone International Index/AlphaClone
International Downside Hedged Index(1)	21.91%	12.57%
MSCI ACWI Ex USA	16.53%	10.99%
S&P 500 Index	13.99%	12.86%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 9, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestments of capital gains and dividends.

(1)
Effective December 27, 2017, the Fund’s investment objective changed to track the total return performance, before fees and expenses, of the AlphaClone International Index. Prior to December 27, 2017, the Fund’s investment objective was to track the total return performance, before fees and expenses, of the AlphaClone International Downside Hedged Index. Performance shown for periods beginning December 27, 2017, is that of the AlphaClone International Index, and performance shown for periods prior to December 27, 2017, is that of the AlphaClone International Downside Hedged Index.

AlphaClone ETFs

PORTFOLIO ALLOCATION
As of March 31, 2018 (Unaudited)

AlphaClone Alternative Alpha ETF
Percentage of
Sector	Net Assets
Health Care	26.6%
Information Technology	23.9
Financials	15.2
Consumer Discretionary	14.6
Industrials	11.2
Investment purchased with proceeds from Securities Lending	7.0
Materials	6.3
Energy	2.2
Short-Term Investments	0.1
Liabilities in Excess of Other Assets	(7.1)
TOTAL	100.0%

AlphaClone International ETF
Percentage of
Country	Net Assets
China	28.5%
United Kingdom	19.0
India	7.8
Brazil	7.4
Ireland	5.8
Netherlands	5.3
Mexico	5.0
Argentina	2.8
Belgium	2.8
France	2.7
Taiwan	2.7
Switzerland	2.6
Denmark	2.5
Spain	2.5
Israel	2.3
Other Assets in Excess of Liabilities	0.2
Short-Term Investments	0.1
TOTAL	100.0%

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
March 31, 2018

Shares	Security Description	Value

	COMMON STOCKS – 100.0%

	Consumer Discretionary – 14.6%
361	Amazon.com, Inc. (a)	$522,490
42,956	Carrols Restaurant Group, Inc. (a)	481,107
1,550	Charter Communications, Inc. – Class A (a)	482,391
25,252	Fiat Chrysler Automobiles NV (a)	518,171
11,582	JD.com, Inc. – ADR (a)	468,955
6,076	Liberty Broadband Corporation – Series C (a)	520,653
15,248	Sinclair Broadcast Group, Inc.	477,262
		3,471,029

	Energy – 2.2%
37,157	Ring Energy, Inc. (a)	533,203

	Financials – 15.2%
19,648	Ally Financial, Inc.	533,443
7,133	Citigroup, Inc.	481,478
1,732	Credit Acceptance Corporation (a)+	572,270
32,408	eHealth, Inc. (a)	463,759
9,330	First American Financial Corporation	547,484
17,526	Health Insurance Innovations, Inc. – Class A (a)+	506,501
10,026	Lazard, Ltd. – Class A	526,967
		3,631,902

	Health Care – 26.6%
4,600	AbbVie, Inc.	435,390
10,304	Aerie Pharmaceuticals, Inc. (a)	558,992
6,913	Argenx SE – ADR (a)	556,082
8,782	Ascendis Pharma A/S – ADR (a)	574,343
28,689	AtriCure, Inc. (a)	588,698
4,402	Avexis, Inc. (a)	543,999
16,448	BioTelemetry, Inc. (a)	510,710
6,161	Blueprint Medicines Corporation (a)	564,963
4,813	Loxo Oncology, Inc. (a)	555,276
3,339	Sage Therapeutics, Inc. (a)	537,813
10,170	Wave Life Sciences, Ltd. (a)+	407,817
12,377	Zogenix, Inc. (a)	495,699
		6,329,782

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
March 31, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Industrials – 11.2%
8,862	Atlas Air Worldwide Holdings, Inc. (a)+	$535,708
7,660	Genesee & Wyoming, Inc. (a)	542,251
12,636	Kennametal, Inc.	507,462
9,668	SkyWest, Inc.	525,939
5,544	XPO Logistics, Inc. (a)	564,435
		2,675,795

	Information Technology – 23.9%
2,892	Alibaba Group Holding, Ltd. – ADR (a)	530,798
486	Alphabet, Inc. – Class C (a)	501,450
3,048	Apple, Inc.	511,393
2,184	Baidu, Inc. – ADR (a)	487,447
16,108	Entegris, Inc.	560,558
2,998	Facebook, Inc. – Class A (a)	479,050
5,815	Microsoft Corporation	530,735
1,855	NetEase, Inc. – ADR	520,124
2,216	NVIDIA Corporation	513,203
6,883	PayPal Holdings, Inc. (a)	522,213
3,887	Zebra Technologies Corporation (a)	541,032
		5,698,003

	Materials – 6.3%
5,304	Celanese Corporation – Series A	531,514
66,146	Hudbay Minerals, Inc.	469,636
6,654	Trinseo SA	492,730
		1,493,880
	TOTAL COMMON STOCKS (Cost $24,026,246)	23,833,594

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
March 31, 2018 (Continued)

Shares	Security Description	Value

	SHORT-TERM INVESTMENTS – 0.1%
19,231	Invesco Short-Term Investments Trust – Government
	& Agency Portfolio, Institutional Class, 1.55%*	$19,231
	TOTAL SHORT-TERM INVESTMENTS (Cost $19,231)	19,231

	INVESTMENTS PURCHASED WITH PROCEEDS
	FROM SECURITIES LENDING – 7.0%
1,665,788	First American Government Obligations Fund,
	Class Z 1.50%*^	1,665,788
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
	FROM SECURITIES LENDING (Cost $1,665,788)	1,665,788
	Total Investments (Cost $25,711,265) – 107.1%	25,518,613
	Liabilities in Excess of Other Assets – (7.1)%	(1,675,228)
	TOTAL NET ASSETS – 100.0%	$23,843,385

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depositary Receipt
+	All or a portion of this security is on loan as of March 31, 2018. Total value of securities on loan is $1,656,121.
*	Rate shown is the annualized seven-day yield as of March 31, 2018.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $1,675,679 as of March 31, 2018.
	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

AlphaClone International ETF

SCHEDULE OF INVESTMENTS
March 31, 2018

Shares	Security Description	Value

	COMMON STOCKS – 97.1%

	Argentina – 2.8%
2,120	Grupo Financiero Galicia SA – ADR	$139,411

	Belgium – 2.8%
1,253	Anheuser-Busch InBev SA – ADR	137,755

	Brazil – 4.8%
4,723	Embraer SA – ADR	122,798
9,273	Vale SA – ADR	117,953
		240,751

	China – 28.5%
1,762	58.com, Inc. – ADR (a)	140,713
705	Alibaba Group Holding, Ltd. – ADR (a)	129,396
529	Baidu, Inc. – ADR (a)	118,067
878	BeiGene, Ltd. – ADR (a)	147,504
873	China Lodging Group, Ltd. – ADR	114,983
2,864	Ctrip.com International, Ltd. – ADR (a)	133,520
2,799	JD.com, Inc. – ADR (a)	113,332
4,811	Melco Resorts & Entertainment, Ltd. – ADR	139,423
446	NetEase, Inc. – ADR	125,054
1,465	New Oriental Education &
	Technology Group, Inc. – ADR	128,407
3,612	TAL Education Group – ADR	133,969
		1,424,368

	Denmark – 2.5%
2,526	Novo Nordisk A/S – ADR	124,406

	France – 2.7%
2,342	TOTAL SA – ADR	135,110

	India – 7.8%
1,344	HDFC Bank, Ltd. – ADR	132,747
13,423	ICICI Bank, Ltd. – ADR	118,793
7,609	Infosys, Ltd. – ADR	135,821
		387,361

The accompanying notes are an integral part of these financial statements.

AlphaClone International ETF

SCHEDULE OF INVESTMENTS
March 31, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Ireland – 5.8%
1,086	Ryanair Holdings plc – ADR (a)	$133,415
1,052	Shire plc – ADR	157,158
		290,573

	Israel – 2.3%
6,842	Teva Pharmaceutical Industries, Ltd. – ADR	116,930

	Mexico – 5.0%
1,425	Fomento Economico Mexicano SAB de CV – ADR	130,288
7,548	Grupo Televisa SAB – ADR	120,466
		250,754

	Netherlands – 5.3%
675	ASML Holding NV – ADR	134,028
2,061	Royal Dutch Shell plc – ADR	131,512
		265,540

	Spain – 2.5%
5,957	Grifols SA – ADR	126,288

	Switzerland – 2.6%
1,614	Novartis AG – ADR	130,492

	Taiwan – 2.7%
3,019	Taiwan Semiconductor
	Manufacturing Company, Ltd. – ADR	132,111

	United Kingdom – 19.0%
3,898	AstraZeneca plc – ADR	136,313
3,346	BP plc – ADR	135,647
970	Diageo plc – ADR	131,357
3,647	GlaxoSmithKline plc – ADR	142,488
1,149	GW Pharmaceuticals plc – ADR (a)	129,458
2,560	Unilever plc – ADR	142,234
4,642	Vodafone Group plc – ADR	129,140
		946,637
	TOTAL COMMON STOCKS (Cost $4,826,226)	4,848,487

The accompanying notes are an integral part of these financial statements.

AlphaClone International ETF

SCHEDULE OF INVESTMENTS
March 31, 2018 (Continued)

Shares	Security Description	Value

	PREFERRED STOCKS – 2.6%

	Brazil – 2.6%
8,271	Itau Unibanco Holding SA	$129,028
	TOTAL PREFERRED STOCKS (Cost $117,540)	129,028

	SHORT-TERM INVESTMENTS – 0.1%
5,819	Invesco Short-Term Investments Trust –
	Treasury Portfolio, Institutional Class, 1.57%*	5,819
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,819)	5,819
	Total Investments (Cost $4,949,585) – 99.8%	4,983,334
	Other Assets in Excess of Liabilities – 0.2%	11,201
	TOTAL NET ASSETS – 100.0%	$4,994,535

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depositary Receipt
*	Rate shown is the annualized seven-day yield as of March 31, 2018.
	To the extent that the Fund invests more heavily in particular regions of the economy, its performance will be especially sensitive to developments that significantly affect those regions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

AlphaClone ETFs

STATEMENTS OF ASSETS & LIABILITIES
March 31, 2018

	AlphaClone	AlphaClone
	Alternative	International
	Alpha ETF	ETF
ASSETS
Investments in securities, at value*+	$25,518,613	$4,983,334
Cash#	10,313	1,875
Dividends and interest receivable	2,157	12,516
Securities lending income receivable	1,658	—
Total assets	25,532,741	4,997,725

LIABILITIES
Collateral received for securities loaned	1,675,679	—
Management fees payable	13,677	3,190
Total liabilities	1,689,356	3,190

NET ASSETS	$23,843,385	$4,994,535

Net assets consist of:
Paid-in capital	$63,636,477	$5,192,334
Undistributed (accumulated) net
investment income (loss)	48,965	18,857
Accumulated net realized gain (loss)
on investments	(39,649,405)	(250,405)
Net unrealized appreciation (depreciation)
on investments	(192,652)	33,749
Net assets	$23,843,385	$4,994,535
Net assets value:
Net assets	23,843,385	4,994,535
Shares outstanding^	550,000	200,000
Net asset value, offering and
redemption price per share	$43.35	$24.97

* Identified Cost:
Investment in securities	$25,711,265	$4,949,585

^	No par value, unlimited number of shares authorized.
+	Including securities on loan of $1,656,121 and $0, respectively.
#	Including cash held as collateral for securities lending of $9,891 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

AlphaClone ETFs

STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2018

	AlphaClone	AlphaClone
	Alternative	International
	Alpha ETF	ETF
INCOME
Dividends*	$278,038	$72,053
Interest	505	45
Securities lending income	5,943	—
Total investment income	284,486	72,098

EXPENSES
Management fees	237,018	34,279
Total expenses	237,018	34,279
Net investment income (loss)	47,468	37,819

REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	4,846,339	427,019
Foreign currency	72	—
Net increase from payments
by sub-adviser (Note 5)	169,295	—
Change in unrealized appreciation (depreciation)
on investments	(1,208,376)	(26,175)
Net realized and unrealized
gain (loss) on investments	3,807,330	400,844
Net increase (decrease) in net assets
resulting from operations	$3,854,798	$438,663

*	Net of foreign taxes withheld of $2,248 and $6,749, respectively.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
OPERATIONS
Net investment income (loss)	$47,468	$129,611
Net realized gain (loss) on investments,
securities sold short and foreign currency	5,015,706	(1,386,174)
Change in unrealized appreciation
(depreciation) on investments
and securities sold short	(1,208,376)	6,609,327
Net increase (decrease) in net assets
resulting from operations	3,854,798	5,352,764

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	—	3,670,610
Payments for shares redeemed	(10,357,350)	(74,275,425)
Net increase (decrease) in net assets
derived from capital
share transactions (a)	(10,357,350)	(70,604,815)
Net increase (decrease) in net assets	$(6,502,552)	$(65,252,051)

NET ASSETS
Beginning of year	$30,345,937	$95,597,988
End of year	$23,843,385	$30,345,937
Undistributed (accumulated) net
investment income (loss)	$48,965	$—

(a)	A summary of capital share transactions is as follows:

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
	Shares	Shares
Subscriptions	—	100,000
Redemptions	(250,000)	(2,150,000)
Net increase (decrease)	(250,000)	(2,050,000)

The accompanying notes are an integral part of these financial statements.

AlphaClone International ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
OPERATIONS
Net investment income (loss)	$37,819	$32,752
Net realized gain (loss) on investments
and securities sold short	427,019	179,203
Change in unrealized appreciation
(depreciation) on investments
and securities sold short	(26,175)	88,324
Net increase (decrease) in net assets
resulting from operations	438,663	300,279

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(26,575)	(25,232)
Total distribution to shareholders	(26,575)	(25,232)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	6,189,680	3,973,825
Payments for shares redeemed	(3,721,880)	(5,033,415)
Net increase (decrease) in net assets
derived from capital
share transactions (a)	2,467,800	(1,059,590)
Net increase (decrease) in net assets	$2,879,888	$(784,543)

NET ASSETS
Beginning of year	$2,114,647	$2,899,190
End of year	$4,994,535	$2,114,647
Undistributed (accumulated)
net investment income (loss)	$18,857	$7,613

(a)	A summary of capital share transactions is as follows:

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
	Shares	Shares
Subscriptions	250,000	200,000
Redemptions	(150,000)	(250,000)
Net increase (decrease)	100,000	(50,000)

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year

	Year Ended March 31,
	2018		2017	2016	2015	2014
Net asset value, beginning of year	$37.93		$33.54	$45.18	$38.04	$30.81

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.07		0.09	(0.29)	(0.06)	0.03
Net realized and unrealized
gain (loss) on investments	5.35	(2)	4.30	(11.35)	7.20	7.58
Total from investment operations	5.42		4.39	(11.64)	7.14	7.61

LESS DISTRIBUTIONS:
Distributions from:
Net investment income	—		—	—	— (3)	— (3)
Net realized gain	—		—	—	—	(0.38)
Total distributions	—		—	—	—	(0.38)

Net asset value, end of year	$43.35		$37.93	$33.54	$45.18	$38.04

Total return	14.29	%(4)	13.09%	(25.76)%	18.78%	24.79%

SUPPLEMENTAL DATA:
Net assets at end of year (000’s)	$23,843		$30,346	$95,598	$131,021	$87,487

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.88	%(6)	0.97%	2.19%	0.95%	0.95%
Expenses excluding dividend
and interest expense on short
positions to average net assets	0.88	%(6)	0.95%	0.95%	0.95%	0.95%
Net investment income
to average net assets	0.18%		0.25%	(0.70)%	(0.14)%	0.08%
Net investment income excluding
dividend and interest income on short
positions to average net assets	0.18%		0.27%	0.54%	(0.14)%	0.08%
Portfolio turnover rate(5)	371%		183%	194%	78%	66%

(1)	Calculated based on average shares outstanding during the period.
(2)	Includes $0.26 gain per share derived from payment from sub-adviser. See Note 5.
(3)	Less than 0.005 per share.
(4)	Before payment from sub-adviser for the loss resulting from a trade error, the total return for the year would have been 13.6%. See Note 5.
(5)	Excludes the impact of in-kind transactions.
(6)	Effective December 27, 2017, the Adviser reduced its management fee from 0.95% to 0.65%. See Note 3.

The accompanying notes are an integral part of these financial statements.

AlphaClone International ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Year Ended March 31,			Period Ended
	2018		2017	March 31, 2016(1)
Net asset value, beginning of year/period	$21.15		$19.33	$20.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.24		0.20	0.01
Net realized and unrealized
gain (loss) on investments	3.71		1.79	(0.67)
Total from investment operations	3.95		1.99	(0.66)

LESS DISTRIBUTIONS:
Distributions from:
Net investment income	(0.13)		(0.17)	(0.01)
Total distributions	(0.13)		(0.17)	(0.01)

Net asset value, end of year/period	$24.97		$21.15	$19.33

Total return	18.73%		10.37%	(3.33	)%(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$4,995		$2,115	$2,899

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.88	%(4)	0.95%	1.28	%(5)
Expenses excluding interest expense on
short positions to average net assets	0.88	%(4)	0.95%	0.95	%(5)
Net investment income to average net assets	0.97%		0.98%	0.08	%(5)
Net investment income excluding
interest expense on short
positions to average net assets	0.97%		0.98%	0.41	%(5)
Portfolio turnover rate(6)	136%		88%	53	%(3)

(1)	Commencement of operations on November 9, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Effective December 27, 2017, the Adviser reduced its management fee from 0.95% to 0.75%. See Note 3.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018

NOTE 1 – ORGANIZATION

AlphaClone Alternative Alpha ETF and AlphaClone International ETF (individually each a “Fund” or collectively the “Funds”) are series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the AlphaClone Alternative Alpha ETF is to track the price and yield, before fees and expenses, of the AlphaClone Hedge Fund Masters Index. The objective of the AlphaClone International ETF is to track the total return performance, before fees and expenses, of the AlphaClone International Index. AlphaClone Alternative Alpha ETF, a diversified fund, commenced operations on May 30, 2012, and AlphaClone International ETF, a non-diversified fund, commenced operations on November 9, 2015.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Continued)

market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2018:

AlphaClone Alternative Alpha ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$23,833,594	$—	$—	$23,833,594
Investment Purchased
with Proceeds from
Securities Lending	1,665,788	—	—	1,665,788
Short-Term Investments	19,231	—	—	19,231
Total Investments
in Securities	$25,518,613	$—	$—	$25,518,613

^ See Schedule of Investments for breakout of investments by sector classification.

AlphaClone International ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$4,848,487	$—	$—	$4,848,487
Preferred Stocks	129,028	—	—	129,028
Short-Term Investments	5,819	—	—	5,819
Total Investments
in Securities	$4,983,334	$—	$—	$4,983,334

^ See Schedule of Investments for breakout of investments by country.

Transfers between levels are recognized at the end of the reporting period. During the year ended March 31, 2018, the Funds did not recognize any transfers to or from Levels 1, 2, or 3.

B.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Continued)

for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the most recently completed fiscal year end, the Funds did not incur any interest or penalties.

C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from the Funds’ investments in Publicly Traded Partnerships generally are comprised of ordinary income and return of capital from the partnerships. The Funds allocate distributions between investment income and return of capital based on estimates. Such

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Continued)

estimates are based on information provided by each partnership and other industry sources. These estimates may subsequently be revised based on actual allocations received from partnerships after their tax reporting periods are concluded, as the actual character of these distributions are not known until after the fiscal year end of the Funds.

Distributions received from the Funds’ investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

E.
Short Positions. A Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the required amount of collateral to be segregated for short positions is included in the Statement of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Funds maintain segregated assets consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 2A above. With the change in the Funds’ underlying indexes that became effective December 27, 2017, the Funds no longer sell securities short and subsequently, the Funds held no securities short on March 31, 2018.

F.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Continued)

G.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of each Fund is equal to the Fund’s NAV per share.

I.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in kind, partnerships, and currency adjustments. For the year ended March 31, 2018, the following table shows the reclassifications made:

	Undistributed Net	Accumulated
	Investment	Net Realized	Paid-In
	Income (Loss)	Gain (Loss)	Capital
AlphaClone Alternative
Alpha ETF	$1,497	$(1,033,708)	$1,032,211
AlphaClone International ETF	$—	$(532,311)	$532,311

During the year ended March 31, 2018, AlphaClone Alternative Alpha ETF and AlphaClone International ETF realized $1,032,211 and $532,311 in net capital gains resulting from in-kind redemptions, respectively, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains/ (losses) to paid-in capital.

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Continued)

K.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to March 31, 2018, that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC. (an “Adviser”), serves as the investment adviser to AlphaClone Alternative Alpha ETF. AlphaClone, Inc. (an “Adviser”) serves as the investment adviser to AlphaClone International ETF. Pursuant to the Investment Advisory Agreements (“Advisory Agreements”) between the Trust, on behalf of the Funds, and the Advisers, the Advisers provide investment advice to the Funds and oversee the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Advisers are also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under each Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distributions (12b-1) fees and expenses. Effective December 27, 2017, AlphaClone Alternative Alpha ETF pays its Adviser 0.65% and AlphaClone International ETF pays its Adviser 0.75% at an annual rate based on each Fund’s average daily net assets for services provided to the Funds. Prior to December 27, 2017, each Fund paid its Adviser 0.95% at an annual rate based on the Funds’ average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. USBFS also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Funds’ Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Continued)

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – SECURITIES LENDING

AlphaClone Alternative Alpha ETF may lend up to 331⁄3% of the value of the securities in its portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Custodian, who also serves as the securities lending agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. In accordance with the Trust's Procedures Governing Securities Lending, the value of loaned securities shall be marked-to-market daily and the amount of collateral must be greater than or equal to 100% of the value of each security loaned at all times. The collateral must be received by the Trust’s custodian, concurrently with delivery of the loaned securities to the borrower and immediately thereafter whenever the collateral is less than 100% of the value of the securities loaned. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As of March 31, 2018, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of March 31, 2018, the value of the securities on loan and payable for collateral due to broker were as follows:

Values of Securities on Loan	Collateral Received*
$1,656,121	$1,675,679

*
The cash collateral received was invested primarily in the First American Government Obligations Fund, Class Z as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity.

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Continued)

The total amount of fees and interest income earned on collateral investments and recognized by the Fund during the year ended March 31, 2018, was $5,943.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the year ended March 31, 2018, purchases and sales of securities by the Funds, excluding short-term securities and in-kind redemptions were as follows:

	Purchases	Sales
AlphaClone Alternative Alpha ETF	$100,441,767	$100,069,224
AlphaClone International ETF	5,218,629	5,202,857

During the year ended March 31, 2018, there were no purchases or sales of U.S. Government securities.

During the year ended March 31, 2018, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
AlphaClone Alternative Alpha ETF	$—	$10,317,204
AlphaClone International ETF	6,166,667	3,710,744

During the year ended March 31, 2018, AlphaClone Alternative Alpha ETF had a trade error where the incorrect tracking index was used during a regularly scheduled rebalance. This resulted in a loss to the Fund in the amount of $169,295 which was subsequently reimbursed to the Fund by the Sub-Adviser.

NOTE 6 – INCOME TAX INFORMATION

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at March 31, 2018, were as follows:

	AlphaClone	AlphaClone
	Alternative	International
	Alpha ETF	ETF
Tax cost of investments	$25,862,409	$5,074,805
Gross tax unrealized appreciation	1,015,013	208,315
Gross tax unrealized depreciation	(1,358,809)	(299,786)
Net tax unrealized appreciation	(343,796)	(91,471)
Undistributed ordinary income	48,965	18,857
Undistributed long-term gain	—	—
Total distributable earnings	48,965	18,857
Other accumulated (loss)	(39,498,261)	(125,185)
Total accumulated gain (loss)	$(39,793,092)	$(197,799)

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Continued)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

As of March 31, 2018, the Funds deferred, on a tax basis, no post-October or late-year ordinary losses.

At March 31, 2018, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
AlphaClone Alternative Alpha ETF	$(38,297,762)	$(1,200,499)	Indefinite
AlphaClone International ETF	(99,431)	(25,754)	Indefinite

During the year ended March 31, 2018, AlphaClone Alternative Alpha ETF utilized $4,131,556 of its capital loss carryforward while AlphaClone International ETF utilized $2,818.

The tax character of distributions paid by the Funds during the year ended March 31, 2018, was as follows:

	Ordinary Income	Capital Gains
AlphaClone Alternative Alpha ETF	$—	$—
AlphaClone International ETF	$26,575	$—

The tax character of distributions paid by the Funds during the year ended March 31, 2017, was as follows:

	Ordinary Income	Capital Gains
AlphaClone Alternative Alpha ETF	$—	$—
AlphaClone International ETF	$25,232	$—

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Continued)

purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $200, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. There were no variable fees received during the year. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 8 – RISKS

Geographic Investment Risk. To the extent a Fund invests a significant portion of its assets in ADRs with underlying Shares organized, listed or domiciled in a single country or region, the Fund is more likely to be impacted by events or conditions affecting that country or region. AlphaClone International ETF currently invests a significant portion of its assets in ADRs with underlying shares organized, listed or domiciled in China, which subjects the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is a developing market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the past 25 years, the Chinese government has undertaken reform of economic and market practices and expansion of the sphere for private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Continued)

 product lines, an increased emphasis on the delivery of healthcare through outpatient services, loss or impairment of intellectual property rights and litigation regarding product or service liability.

Liquidation Risk.  Due to current level of net assets at year end, management and the Board are considering strategic alternatives for the Funds, which may include liquidation of one or both Funds during the year following the issue date of the Funds' financial statements.  If a decision is made to liquidate a Fund, the applicable Fund will liquidate its assets and distribute cash pro rata to all remaining shareholders. These distributions would be taxable events. In addition, these payments to shareholders would include accrued capital gains and dividends, if any.

AlphaClone ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AlphaClone Alternative Alpha ETF and AlphaClone International ETF and Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AlphaClone Alternative Alpha ETF and AlphaClone International ETF (the “Funds”), each a series of ETF Series Solutions, as of March 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended for AlphaClone Alternative Alpha ETF, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended for AlphaClone International ETF, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods as indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of March 31, 2018, by correspondence with the custodian and brokers.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2012.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin
May 25, 2018

AlphaClone ETFs

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years

Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	Retired; formerly	34	Independent
Born: 1946	Indepen-	term;	Chief Financial Officer,		Trustee,
	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (wealth		Portfolio
	and		management firm)		Series (36
	Audit		(2000–2011).		portfolios);
	Committee				Director,
	Chairman				Anchor
Bancorp
Wisconsin,
Inc.
(2011–2013).

David A. Massart	Trustee	Indefinite	Co-Founder, President and	34	Independent
Born: 1967		term;	Chief Investment Strategist,		Trustee,
		since	Next Generation Wealth		Managed
		2012	Management, Inc.		Portfolio
			(since 2005).		Series (36
portfolios).

Janet D. Olsen	Trustee	Indefinite	Retired; formerly Managing	34	Independent
Born: 1956		term;	Director and General		Trustee, PPM
		since	Counsel, Artisan Partners		Funds (since
		2018	Limited Partnership		2018).
(investment adviser)
(2000–2013); Executive
Vice President and General
Counsel, Artisan Partners
Asset Management Inc.
(2012–2013); Vice
President and General
Counsel, Artisan Funds,
Inc. (investment company)
(2001–2012).

AlphaClone ETFs

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President,	34	None
Born: 1967	and	term;	USBFS (since 2013);
	Chairman	Trustee	Managing Director of
		since	Index Services, Zacks
		2014;	Investment Management
		Chairman	(2011–2013).
since
2013

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Trust	Served	Principal Occupation(s) During Past Five Years

Principal Officers of the Trust

Paul R. Fearday, CPA	President	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1979	and	term;	(since 2008); Manager, PricewaterhouseCoopers LLP
	Assistant	President	(accounting firm) (2002–2008).
	Treasurer	and
Assistant
Treasurer
since 2014
(other roles
since 2013)

Michael D. Barolsky, Esq.	Vice	Indefinite	Vice President, USBFS (since 2012); Associate,
Born: 1981	President	term;	Thompson Hine LLP (law firm) (2008–2012).
	and	since 2014
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, USBFS (since 2015); Vice
Born: 1982	Compliance	term;	President, USBFS (2014–2015); Assistant Vice
	Officer	since 2015	President, USBFS (2011–2014).

Kristen M. Weitzel, CPA	Treasurer	Indefinite	Vice President, USBFS (since 2015); Assistant Vice
Born: 1977		term;	President, USBFS (2011–2015); Manager,
		since 2014	PricewaterhouseCoopers LLP (accounting firm)
		(other roles	(2005–2011).
since 2013)

AlphaClone ETFs

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Trust	Served	Principal Occupation(s) During Past Five Years

Brett M. Wickmann	Assistant	Indefinite	Vice President, USBFS (since 2017); Assistant Vice
Born: 1982	Treasurer	term;	President, USBFS (2012–2017).
since 2017

Elizabeth A. Winske	Assistant	Indefinite	Assistant Vice President (since 2016); Officer, USBFS
Born: 1983	Treasurer	term;	(2012–2016).
since 2017

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.alphaclonefunds.com.

AlphaClone ETFs

EXPENSE EXAMPLE
For the Six-Months Ended March 31, 2018 (Unaudited)

As a shareholder of AlphaClone Alternative Alpha ETF and AlphaClone International ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 – March 31, 2018).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

AlphaClone ETFs

EXPENSE EXAMPLE
For the Six-Months Ended March 31, 2018 (Unaudited) (Continued)

AlphaClone Alternative Alpha ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	October 1, 2017	March 31, 2018	During the Period(2)
Actual(1)	$1,000.00	$1,041.30	$4.02
Hypothetical (5% annual	$1,000.00	$1,020.99	$3.98
return before expenses)

(1)	The expense ratio was 0.95% from October 1, 2017 to December 26, 2017 and was subsequently reduced to 0.65% from December 27, 2017 through the end of the period.
(2)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio, 0.79%, multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 182 days, and divided by the number of days in the most recent twelve-month period, 365 days.

AlphaClone International ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	October 1, 2017	March 31, 2018	During the Period(2)
Actual(1)	$1,000.00	$1,024.70	$4.24
Hypothetical (5% annual	$1,000.00	$1,020.74	$4.23
return before expenses)

(1)	The expense ratio was 0.95% from October 1, 2017 to December 26, 2017 and was subsequently reduced to 0.75% from December 27, 2017 through the end of the period.
(2)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio, 0.84%, multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 182 days, and divided by the number of days in the most recent twelve-month period, 365 days.

AlphaClone ETFs

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 26, 2017 (the “October Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “October Agreements”):

•	an amendment to the Advisory Agreement (the “ETC Advisory Agreement”) between Exchange Traded Concepts, LLC (“ETC”) and the Trust, on behalf of the AlphaClone Alternative Alpha ETF (“ALFA”);

•
the Advisory Agreement (the “AlphaClone Advisory Agreement”) between AlphaClone, Inc. (“AlphaClone”) and the Trust, on behalf of the AlphaClone International ETF (“ALFI”, and together with ALFA, the “Funds”); and

•	the Sub-Advisory Agreement (the “ALFI Sub-Advisory Agreement”) between AlphaClone, the Trust, on behalf of ALFI, and Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”).

Additionally, at a meeting held on January 18, 2018 (the “January Meeting”), the Board of the Trust considered the approval of the following agreements (collectively, the “January Agreements”):

•	the ETC Advisory Agreement; and

•	the Sub-Advisory Agreement (the “ALFA Sub-Advisory Agreement”) between AlphaClone, the Trust, on behalf of ALFI, and VIA.

Prior to each meeting, the Board, including the Trustees who are not parties to the October Agreements, the January Agreements, or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from each advisory firm (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided and to be provided by the advisory firm; (ii) the cost of the services provided and to be provided and the profits realized and to be realized by each firm and its affiliates from services rendered to ALFA and ALFI; (iii) comparative fee and expense data for the Funds and other investment companies with similar investment objectives; (iv) the extent to which economies of scale are expected to be realized as each Fund grows and whether the advisory fee for each Fund reflects these economies of scale for the benefit of the applicable Fund; and (v) other financial benefits to the advisory firms and their affiliates resulting from services rendered to the applicable Fund.

The Board noted that, as part of approving the October Agreements, the Board was being asked to approve a reduction to the management fees for ALFA and ALFI.

Prior to the each meeting, a representative from each advisory firm, along with other service providers of the Funds, presented additional oral and written information to help the Board evaluate the Funds’ fees and other aspects of the

AlphaClone ETFs

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

October Agreements and January Agreements, as applicable. Among other things, the representatives provided an overview of their advisory businesses, including key personnel and compliance programs. The Board then discussed the Materials before each meeting and oral presentations that it had received and any other information that the Board received at the applicable meeting, and deliberated on the approval of the October Agreements or January Agreements, as applicable, in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Amended ETC Advisory Agreement (October Meeting)

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the ETC Advisory Agreement, noting that ETC would continue to provide investment management services to ALFA. In considering the nature, extent, and quality of the services provided by ETC, the Board considered the quality of ETC’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with ETC providing investment management services to ALFA. The Board noted that it had previously received a copy of ETC’s registration form (“Form ADV”), as well as the response of ETC to a detailed series of questions which included, among other things, information about the background and experience of the firm’s management and staff.

The Board also considered other services currently provided by ETC to ALFA, such as overseeing the activities of ALFA’s investment sub-adviser, including whether ALFA exhibits any significant tracking error relative to its underlying index, monitoring adherence to ALFA’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Historical Performance. The Board noted that it had received information regarding ALFA’s performance as of June 30, 2017 in the Materials. The Board considered that, because the objective of ALFA is to track the performance of an index managed by a third-party that is not affiliated with ETC and the trading for ALFA is handled by a sub-adviser, the Fund’s performance was not the direct result of investment decisions made by ETC. Consequently, the Board determined that the specific performance of ALFA was not directly relevant to their consideration of ETC’s services; however, the Board noted that it considered ETC’s oversight of ALFA’s sub-adviser, including oversight of whether ALFA is exhibiting significant tracking error, as part of the Board’s consideration of the nature, quality, and extent of ETC’s services, as described above.

Cost of Services Provided and Economies of Scale. The Board then reviewed the proposed expense ratio for ALFA and compared it to the universe of US Fund Large Growth ETFs as reported by Morningstar (“Category Peer Group”). The Board noted that the reduced expense ratio for ALFA was at the median for the Category Peer Group.

AlphaClone ETFs

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

The Board took into consideration that the advisory fee for ALFA was a “unified fee,” meaning that the Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that ETC continued to be responsible for compensating the Trust’s other service providers and paying ALFA’s other expenses out of its own fee and resources. The Board noted that the fee reduction would be a benefit to shareholders but intended to continue monitor fees to assess whether further fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the ETC Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the ETC Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to ALFA. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the ETC Advisory Agreement was in the best interests of ALFA and its shareholders.

Approval of the ALFI Advisory Agreement (October Meeting)

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the AlphaClone Advisory Agreement, noting that the Adviser would continue to provide investment management services to ALFI. In considering the nature, extent, and quality of the services provided by AlphaClone, the Board considered the quality of AlphaClone’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with AlphaClone providing investment management services to ALFI. The Board noted that it had previously received a copy of AlphaClone’s registration form (“Form ADV”), as well as the response of AlphaClone to a detailed series of questions which included, among other things, information about the background and experience of the firm’s management and staff.

The Board also considered other services currently provided by AlphaClone to ALFI, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various policies and procedures and with applicable securities regulations, and providing an index to ALFA and ALFI.

Historical Performance. The Board noted that it had received information regarding ALFI’s performance as of June 30, 2017, in the Materials. The Board considered that, because the objective of ALFI is to track the performance of an index managed by AlphaClone but trading for ALFI was handled by a sub-adviser, ALFI’s specific performance was not as relevant to their consideration as AlphaClone’s oversight of ALFI’s sub-adviser, including oversight of whether ALFI is

AlphaClone ETFs

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

exhibiting significant tracking error, which oversight also informed the Board’s consideration of the nature, quality, and extent of AlphaClone’s services, as described above. The Board noted that, before fees and expenses, ALFI had generally performed in line with its underlying index.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for ALFI and compared it to the universe that was identified by management as a group of the most direct competitors for the Fund (“Selected Peer Group”). The Board noted that the expense ratio for ALFI was significantly above the median for the Selected Peer Group, although there were several funds with expense ratios within a 10 basis point range of ALFI’s expense ratio, including three funds with expense ratios equal to or greater than ALFI’s. The Board noted that ALFI’s index methodology was significantly more complex than certain funds in the Selected Peer Group, which may justify a higher management fee. The Board further noted that the Selected Peer Group contained a significant number of low-cost funds that are part of large fund families, which may not allow for an apt comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family.

The Board took into consideration that the advisory fee for ALFI was a “unified fee,” meaning that ALFI paid no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that AlphaClone continued to be responsible for compensating the Trust’s other service providers and paying ALFI’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by AlphaClone from its relationship with ALFI, taking into account analyses of AlphaClone’s profitability with respect to ALFI. The Board noted that it intends to monitor fees as ALFI grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the AlphaClone Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the AlphaClone Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to ALFI. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the AlphaClone Advisory Agreement was in the best interests of ALFI and its shareholders.

AlphaClone ETFs

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Approval of the ALFI Sub-Advisory Agreement (October Meeting)

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to ALFI under the ALFI Sub-Advisory Agreement, noting that VIA would continue to provide investment management services to ALFI, as well as other ETFs. The Board noted the responsibilities that VIA has as ALFI’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of ALFI; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to ALFI.

In considering the nature, extent, and quality of the services provided by VIA, the Board considered reports of the Trust’s Chief Compliance Officer with respect to VIA’s compliance program and VIA’s experience providing investment management services to other ETFs, including other series of the Trust. VIA’s registration form (“Form ADV”) was provided to the Board, as was the response of VIA to a detailed series of questions which included, among other things, information about the background and experience of the portfolio manager primarily responsible for the day-to-day management of ALFI.

Historical Performance. The Board noted that it had received information regarding ALFI’s performance as of June 30, 2017, in the Materials. The Board considered that, because ALFI is designed to track the performance of an index, the relevant consideration is the extent to which the Fund tracked its index before fees and expenses. The Board noted that for the one-year and since inception periods ended June 30, 2017, the Fund trailed its underlying index before fees and expenses, but such underperformance reflected the global nature of the index and the difficulties in tracking stocks across different markets and time zones. The Board also noted that ALFI had been operating for less than two years, which was a short period of time by which to judge the Sub-Adviser’s performance.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees paid by AlphaClone to VIA for its services to ALFI. The Board considered that the fees paid to VIA are paid by the adviser from the fee the adviser receives from the Fund and noted that the fee reflected an arm’s-length negotiation between AlphaClone and VIA. The Board also took into account analyses of VIA’s profitability with respect to ALFI.

Conclusion. No single factor was determinative of the Board’s decision to approve the ALFI Sub-Advisory Agreement at the October Meeting; rather, the Board based its determinations on the total mix of information available to it. Based

AlphaClone ETFs

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the ALFI Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to ALFI. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the ALFI Sub-Advisory Agreement was in the best interests of ALFI and its shareholders.

Approval of the ETC Advisory Agreement (January Meeting)

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the ETC Advisory Agreement, noting that ETC would continue to provide investment management services to ALFA. In considering the nature, extent, and quality of the services provided by ETC, the Board considered the quality of ETC’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with ETC providing investment management services to ALFA and other series of the Trust. The Board noted that it had previously received a copy of ETC’s registration form (“Form ADV”), as well as the response of ETC to a detailed series of questions which included, among other things, information about the background and experience of the firm’s management and staff.

The Board also considered other services currently provided by ETC to ALFA, such as overseeing the activities of the Fund’s investment sub-adviser, including whether the Fund exhibits any significant tracking error relative to its underlying index, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Historical Performance. The Board noted that it had received information regarding the Fund’s performance as of December 31, 2017 in the Materials. The Board considered that, because the objective of the Fund is to track the performance of an applicable index managed by a third-party that is not affiliated with ETC and the trading for the Fund is handled by a sub-adviser, the Fund’s performance was not the direct result of investment decisions made by ETC. Consequently, the Board determined that the specific performance of the Fund was not directly relevant to their consideration of ETC’s services; however, the Board noted that it considered ETC’s oversight of the Sub-Adviser, including oversight of any significant tracking error, as part of the Board’s consideration of the nature, quality, and extent of ETC’s services, as described above.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for ALFA and compared it to the universe that was identified by management as a group of the most direct competitors for the Fund (“Selected Peer Group”).The Board noted that the expense ratio for ALFA was above the median for the Selected Peer Group. The Board further noted, however, that the fee was

AlphaClone ETFs

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

reflective of the specialized nature of its underlying index and the cost to the index provider of developing and maintaining the index.

The Board took into consideration that the advisory fee for ALFA was a “unified fee,” meaning that the Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that ETC continued to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by ETC from its relationship with ALFA and AlphaClone, ALFA’s sponsor, taking into account analyses of ETC’s profitability with respect to the Fund. The Board noted that it intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the ETC Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the ETC Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to ALFA. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the ETC Advisory Agreement was in the best interests of ALFA and its shareholders.

Approval of the ALFA Sub-Advisory Agreement (January Meeting)

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to ALFA under the ALFA Sub-Advisory Agreement, noting that VIA would continue to provide investment management services to the Fund, as well as other ETFs. The Board noted the responsibilities that VIA has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services provided by VIA, the Board considered reports of the Trust’s CCO with respect to VIA’s compliance program and VIA’s experience providing investment management services to other ETFs, including other series of the Trust. VIA’s registration form (“Form ADV”) was provided to the Board, as was the response of VIA to a detailed series of questions

AlphaClone ETFs

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

which included, among other things, information about the background and experience of the portfolio manager primarily responsible for the day-to-day management of the Fund.

Historical Performance. The Board noted that it had received information regarding ALFA’s performance as of December 31, 2017. The Board considered that, because the Fund is designed to track the performance of an index, the relevant consideration is the extent to which the Fund tracked its respective index before fees and expenses. The Board noted that for the five-year and since inception periods, ALFA’s performance was in line with its index before fees and expenses.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees paid by ETC to VIA for its services to ALFA. The Board considered that the fees paid to VIA are paid by the adviser from the fee the adviser receives from the Fund and noted that each fee reflected an arm’s-length negotiation between ETC and VIA. The Board also took into account analyses of VIA’s profitability with respect to the Fund.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the ALFA Sub-Advisory Agreement; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the ALFA Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to ALFA. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the ALFA Sub-Advisory Agreement was in the best interests of ALFA and its shareholders.

AlphaClone ETFs

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended March 31, 2018, certain dividends paid by the Fund may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

AlphaClone Alternative Alpha ETF	0.00%
AlphaClone International ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the fiscal year ended March 31, 2018 was as follows:

AlphaClone Alternative Alpha ETF	0.00%
AlphaClone International ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

AlphaClone Alternative Alpha ETF	0.00%
AlphaClone International ETF	0.00%

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on its website at www.alphaclonefunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI.  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.alphaclonefunds.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

AlphaClone ETFs

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) their daily NAV is available, without charge, on the Funds’ website at www.alphaclonefunds.com.

 (This Page Intentionally Left Blank.)

AlphaClone Alternative Alpha ETF Adviser
Exchange Traded Concepts, LLC
10900 Hefner Point Drive, Suite 207
Oklahoma City, Oklahoma 73120

AlphaClone International ETF Adviser
AlphaClone, Inc.
One Market Street
Steuart Tower, Suite 1208
San Francisco, California 94105

Sub-Adviser
Vident Investment Advisory, LLC
300 Colonial Center Pkwy, Suite 330
Roswell, Georgia 30076

Index Provider
AlphaClone, Inc.
One Market Street
Steuart Tower, Suite 1208
San Francisco, California 94105

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

AlphaClone Alternative Alpha ETF
Symbol – ALFA
CUSIP – 26922A305

AlphaClone International ETF
Symbol – ALFI
CUSIP – 26922A818

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

AlphaClone Alternative Alpha ETF

	FYE 03/31/2018	FYE 03/31/2017
Audit Fees	$ 14,500	$ 14,500
Audit-Related Fees	$ 0	$ 0
Tax Fees	$ 3,000	$ 3,000
All Other Fees	$ 0	$ 0

AlphaClone International ETF

	FYE 03/31/2018	FYE 03/31/2017
Audit Fees	$ 14,000	$ 14,000
Audit-Related Fees	$ 0	$ 0
Tax Fees	$ 3,000	$ 3,000
All Other Fees	$ 0	$ 0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

AlphaClone Alternative Alpha ETF

	FYE 03/31/2018	FYE 03/31/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

AlphaClone International ETF

	FYE 03/31/2018	FYE 03/31/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

AlphaClone Alternative Alpha ETF

Non-Audit Related Fees	FYE 03/31/2018	FYE 03/31/2017
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

AlphaClone International ETF

Non-Audit Related Fees	FYE 03/31/2018	FYE 03/31/2017
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: David A. Massart, Leonard M. Rush, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/principal executive officer and Treasurer/principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

    By (Signature and Title)*   /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    June 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

    By (Signature and Title)*   /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    June 1, 2018

By (Signature and Title)*   /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    June 1, 2018

* Print the name and title of each signing officer under his or her signature.